COMMITMENTS AND CONTINGENCIES	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Commitments
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company will grant the underwriter a 45-day option to purchase up to 4,125,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions.

The underwriter will be entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Proposed Offering, or $5,550,000 (or $6,325,000 if the over-allotment option is exercised in full). In addition, the underwriter will be entitled to a deferred fee of three and half percent (3.50%) of the gross proceeds of the Proposed Offering, or $9,625,000 (or $11,068,750 if the over-allotment option is exercised in full). The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, if (x) the Company issues additional shares of Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.

The Private Placement Warrants will be identical to the Public Warrants included in the Units being sold in the Proposed Offering, except that the Private Placement Warrants will and the shares of ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Our Forward Purchase Agreement

In connection with the consummation of this offering, the Company intends to enter into a forward purchase agreement with its anchor investors, under which the anchor investors will agree to purchase in the aggregate $20.0 million of forward purchase shares, at a price of $10.00 per share as described in the forward purchase agreement, in a private placement that will close concurrently with the closing of the Company’s initial business combination. The proceeds from the sale of these forward purchase shares, together with the amounts available to the Company from the trust account (after giving effect to any redemptions of public shares) and any other equity or debt financing obtained by the Company in connection with the business combination, will be used to satisfy the cash requirements of the business combination, including funding the purchase price, paying expenses and retaining specified amounts to be used by the post-business combination company for working capital or other purposes. The terms of the forward purchase shares will generally be identical to the Class A ordinary shares included in the units being sold in this offering, except that they will have registration rights and be subject to certain transfer restrictions, as described herein. At the Company’s option, the anchor investors may purchase less forward purchase shares in accordance with the terms of the forward purchase agreement. In addition, the anchor investors’ commitment under the forward purchase agreement will be subject to approval, prior to the Company entering into a definitive agreement for its initial business combination, of their investment committees.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company will grant the underwriter a 45-day option to purchase up to 4,125,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. Concurrently with the consummation of the IPO, the underwriters exercised the over-allotment option to purchase an additional 4,125,000 units.

The underwriter will be entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, $6,325,000. In addition, the underwriter will be entitled to a deferred fee of 3.50% of the gross proceeds of the Initial Public Offering, or $11,068,750. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Commitments and contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company will grant the underwriter a 45-day option to purchase up to 4,125,000 additional Units to cover over-allotments at the Proposed Offering price, less the underwriting discounts and commissions.

The underwriter will be entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Proposed Offering, or $5,550,000 (or $6,325,000 if the over-allotment option is exercised in full). In addition, the underwriter will be entitled to a deferred fee of three and half percent (3.50%) of the gross proceeds of the Proposed Offering, or $9,625,000 (or $11,068,750 if the over-allotment option is exercised in full). The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, if (x) the Company issues additional shares of Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A ordinary shares (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of such initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.

The Private Placement Warrants will be identical to the Public Warrants included in the Units being sold in the Proposed Offering, except that the Private Placement Warrants will and the shares of ordinary shares issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Our Forward Purchase Agreement

In connection with the consummation of this offering, the Company intends to enter into a forward purchase agreement with its anchor investors, under which the anchor investors will agree to purchase in the aggregate $20.0 million of forward purchase shares, at a price of $10.00 per share as described in the forward purchase agreement, in a private placement that will close concurrently with the closing of the Company’s initial business combination. The proceeds from the sale of these forward purchase shares, together with the amounts available to the Company from the trust account (after giving effect to any redemptions of public shares) and any other equity or debt financing obtained by the Company in connection with the business combination, will be used to satisfy the cash requirements of the business combination, including funding the purchase price, paying expenses and retaining specified amounts to be used by the post-business combination company for working capital or other purposes. The terms of the forward purchase shares will generally be identical to the Class A ordinary shares included in the units being sold in this offering, except that they will have registration rights and be subject to certain transfer restrictions, as described herein. At the Company’s option, the anchor investors may purchase less forward purchase shares in accordance with the terms of the forward purchase agreement. In addition, the anchor investors’ commitment under the forward purchase agreement will be subject to approval, prior to the Company entering into a definitive agreement for its initial business combination, of their investment committees.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The Company will grant the underwriter a 45-day option to purchase up to 4,125,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. Concurrently with the consummation of the IPO, the underwriters exercised the over-allotment option to purchase an additional 4,125,000 units.

The underwriter will be entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, $6,325,000. In addition, the underwriter will be entitled to a deferred fee of 3.50% of the gross proceeds of the Initial Public Offering, or $11,068,750. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Commitments
COMMITMENTS AND CONTINGENCIES

Note 13 – Commitments and contingencies

Legal Matters

In the ordinary course of business, the Company is or may be involved in various legal or regulatory proceedings, claims or purported class actions related to alleged infringement of third-party patents and other intellectual property rights, commercial, corporate and securities, labor and employment, wage and hour and other claims.

The Company makes a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The outcomes of legal proceedings and other contingencies are, however, inherently unpredictable and subject to significant uncertainties. At this time, the Company is not able to reasonably estimate the amount or range of possible losses in excess of any amounts accrued, including losses that could arise as a result of application of non-monetary remedies, with respect to the contingencies it faces, and the Company’s estimates may not prove to be accurate.

In management’s opinion, resolution of all current matters is not expected to have a material adverse impact on the Company’s condensed consolidated results of operations, cash flows or financial position. However, depending on the nature and timing of any such dispute or other contingency, an unfavorable resolution of a matter could materially affect the Company’s current or future results of operations or cash flows, or both.

Leases

The Company has entered into an operating lease for office space in Lexington, Kentucky, which has yet to commence as of September 30, 2021. The lease is due to commence in October 2021, with a 10-year lease term, and an aggregate lease commitment of $1.5 million.

The following table presents information regarding the maturities of the undiscounted remaining operating lease payments, with a reconciliation to the amount of the liabilities representing such payments as presented in the September 30, 2021 condensed consolidated balance sheet (in thousands).

Years Ending December 31,
2021	$512
2022	2,072
2023	2,125
2024	1,077
Total minimum lease payments	$5,786
Less: Imputed interest	(815)
Total operating lease liabilities	$4,971

The minimum lease payments in the table above do not include the $1.5 million lease commitment for the office space in Lexington, Kentucky that is due to commence in October 2021.

Software subscription

On September 22, 2021, the Company entered into a software subscription agreement with Palantir Technologies, Inc., including related support and update services with the term through December 31, 2026. Pursuant to the agreement, as of September 30, 2021, $9.1 million will become due in the next 12 months and $40.6 million through October 2026, unless the Company exercises its right to terminate the agreement prior to the closing of the Mergers (as defined in Note 17).

Note 17 – Commitments and contingencies

In the ordinary course of business, the Company is or may be involved in various legal or regulatory proceedings, claims or purported class actions related to alleged infringement of third-party patents and other intellectual property rights, commercial, corporate and securities, labor and employment, wage and hour and other claims.

The Company makes a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The outcomes of legal proceedings and other contingencies are, however, inherently unpredictable and subject to significant uncertainties. At this time, the Company is not able to reasonably estimate the amount or range of possible losses in excess of any amounts accrued, including losses that could arise as a result of application of non-monetary remedies, with respect to the contingencies it faces, and the Company’s estimates may not prove to be accurate.

In management’s opinion, resolution of all current matters is not expected to have a material adverse impact on the Company’s consolidated results of operations, cash flows or financial position. However, depending on the nature and timing of any such dispute or other contingency, an unfavorable resolution of a matter could materially affect the Company’s current or future results of operations or cash flows, or both.

Commitments and contingencies

Note 13 – Commitments and contingencies

Legal Matters

In the ordinary course of business, the Company is or may be involved in various legal or regulatory proceedings, claims or purported class actions related to alleged infringement of third-party patents and other intellectual property rights, commercial, corporate and securities, labor and employment, wage and hour and other claims.

The Company makes a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The outcomes of legal proceedings and other contingencies are, however, inherently unpredictable and subject to significant uncertainties. At this time, the Company is not able to reasonably estimate the amount or range of possible losses in excess of any amounts accrued, including losses that could arise as a result of application of non-monetary remedies, with respect to the contingencies it faces, and the Company’s estimates may not prove to be accurate.

In management’s opinion, resolution of all current matters is not expected to have a material adverse impact on the Company’s condensed consolidated results of operations, cash flows or financial position. However, depending on the nature and timing of any such dispute or other contingency, an unfavorable resolution of a matter could materially affect the Company’s current or future results of operations or cash flows, or both.

Leases

The Company has entered into an operating lease for office space in Lexington, Kentucky, which has yet to commence as of September 30, 2021. The lease is due to commence in October 2021, with a 10-year lease term, and an aggregate lease commitment of $1.5 million.

The following table presents information regarding the maturities of the undiscounted remaining operating lease payments, with a reconciliation to the amount of the liabilities representing such payments as presented in the September 30, 2021 condensed consolidated balance sheet (in thousands).

Years Ending December 31,
2021	$512
2022	2,072
2023	2,125
2024	1,077
Total minimum lease payments	$5,786
Less: Imputed interest	(815)
Total operating lease liabilities	$4,971

The minimum lease payments in the table above do not include the $1.5 million lease commitment for the office space in Lexington, Kentucky that is due to commence in October 2021.

Software subscription

On September 22, 2021, the Company entered into a software subscription agreement with Palantir Technologies, Inc., including related support and update services with the term through December 31, 2026. Pursuant to the agreement, as of September 30, 2021, $9.1 million will become due in the next 12 months and $40.6 million through October 2026, unless the Company exercises its right to terminate the agreement prior to the closing of the Mergers (as defined in Note 17).

Note 17 – Commitments and contingencies

In the ordinary course of business, the Company is or may be involved in various legal or regulatory proceedings, claims or purported class actions related to alleged infringement of third-party patents and other intellectual property rights, commercial, corporate and securities, labor and employment, wage and hour and other claims.

The Company makes a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The outcomes of legal proceedings and other contingencies are, however, inherently unpredictable and subject to significant uncertainties. At this time, the Company is not able to reasonably estimate the amount or range of possible losses in excess of any amounts accrued, including losses that could arise as a result of application of non-monetary remedies, with respect to the contingencies it faces, and the Company’s estimates may not prove to be accurate.

In management’s opinion, resolution of all current matters is not expected to have a material adverse impact on the Company’s consolidated results of operations, cash flows or financial position. However, depending on the nature and timing of any such dispute or other contingency, an unfavorable resolution of a matter could materially affect the Company’s current or future results of operations or cash flows, or both.